Financial Assets and Other Non-current Assets - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) bond	Dec. 31, 2023 EUR (€) bond	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 CLP ($)	Dec. 14, 2023
Disclosure of financial assets [line items]
Contractual limit amount	€ 84,933	€ 81,097
Proceeds on financial investments not included under cash equivalents	1,413	1,432	€ 2,967
Current financial assets	1,800	1,078
Bonds issued		29,779
Non-current financial assets	5,339	5,201
Long-term financial instruments of Pegaso PCS
Disclosure of financial assets [line items]
Proceeds on financial investments not included under cash equivalents	0	287	0
Other long-term credits
Disclosure of financial assets [line items]
Transfers and other	(139)	(53)
Additions	132	114
Non-current financial assets	602	741	981
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Current financial assets	108	273
Currency swaps
Disclosure of financial assets [line items]
Current financial assets	55
Trade receivables
Disclosure of financial assets [line items]
Transfers and other	(304)	(315)
Additions	623	610
Non-current financial assets	945	1,049	€ 1,019
Trade receivables | Onnet Fibra Colombia S.A.S.
Disclosure of financial assets [line items]
Additions	14	29
Short-term credits
Disclosure of financial assets [line items]
Current financial assets	893	192
Financial assets at fair value through other comprehensive income, category [member] | Trade receivables | Telefónica Germany
Disclosure of financial assets [line items]
Non-current financial assets	200	280
Alamo HoldCo S.L. (Onnet Fibra Colombia)
Disclosure of financial assets [line items]
Contractual limit amount	112	112
Sale of Telecommunications towers divisions of Telxius | Other long-term credits
Disclosure of financial assets [line items]
Transfers and other	€ 90	€ 269
Telefónica Emisiones, S.A.U.
Disclosure of financial assets [line items]
Number of bonds issued | bond	59,808	51,988
Bonds issued	€ 58	€ 47
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets	120	114
Telefonica Brasil, S.A.
Disclosure of financial assets [line items]
Long-term deposits	443	531
BBVA
Disclosure of financial assets [line items]
Investments in associates	€ 417	€ 363
Proportion of ownership interest in associate (as a percent)	0.77%	0.76%
Sale of China Unicom shares (Note 12)
Disclosure of financial assets [line items]
Investments in associates		€ 103
Proportion of ownership interest in associate (as a percent)		0.59%
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	€ 110
HoldCo Infraco SpA. (Onnet Fibra Chile)
Disclosure of financial assets [line items]
Proportion of ownership interest in associate (as a percent)	40.00%
HoldCo Infraco SpA. (Onnet Fibra Chile) | Telefónica Chile, S.A. Local and international long distance telephony services provider
Disclosure of financial assets [line items]
Credits and other financial assets	€ 118	€ 121
Proportion of ownership interest in joint venture, disposal	0.40				0.40
HoldCo Infraco SpA. (Onnet Fibra Chile) | Telefónica Chile, S.A. Local and international long distance telephony services provider | Loans and receivables
Disclosure of financial assets [line items]
Long-term financial assets	€ 43	46		$ 44,187
Credits and other financial assets	€ 75	€ 75